Cover Page	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	I-Mab
Entity Central Index Key	0001778016
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Trading Symbol	IMAB
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Security Exchange Name	NASDAQ
Entity Address, Country	CN
Entity Interactive Data Current	Yes
Entity Incorporation, State or Country Code	E9
Title of 12(b) Security	American depositary shares, each ten (10) American depositary shares representing twenty-three (23) ordinary shares
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Common Stock, Shares Outstanding	133,006,644